SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	May 01, 2019	Apr. 30, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 02, 2017 USD ($)
Product Information [Line Items]
Advance to suppliers			$ 144,520
Additional lease liability			19,068	272,148
Advances from customers			1,153,717	5,330,491
Unrecognized tax benefits			0	0
Value added tax description	the Company is no longer qualified as a small-scale enterprise. The Company’s grains, oil, and spices products are subject to 9% VAT and the other products are subject to 13% VAT. All the Company’s products are subject to tax surcharges at 12% of the VAT payable.	the Company’s product sales revenues were subject to VAT at a reduced rate of 3% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable since the company is qualified as a small-scale enterprise.
Cash insured amount				78,423		¥ 500,000
Cash			$ 26,634,332	$ 7,027,964
Supplier Concentration Risk [Member] | Purchases Risk [Member] | One Major Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage			8.30%	9.70%	16.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Major Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage			33.10%	20.70%	74.60%
PRC Bank [Member]
Product Information [Line Items]
Cash			$ 26,634,332	$ 7,027,964
Accounting Standards Update 2016-02 [Member]
Product Information [Line Items]
Additional lease liability							$ 22,192